Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments
Years ending September 30,	Amount
2020	25,461
Total minimum non-cancelable operating lease payments	$25,461

Years ending September 30,	Amount
2020	40,737
Total minimum non-cancelable operating lease payments	$40,737